Shareholder Report, Average Annual Return (Details) 194073_Innovator Equity Defined Protection ETF - 1 Yr August_TF_TSR Annual {TF}	12 Months Ended	15 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr August
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr August NAV
Average Annual Return, Percent	7.87%	8.17%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	20.20%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	18.64%